17. RELATED PARTIES TRANSACTIONS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CYCSA
Disclosure of transactions between related parties [line items]
Sales of goods and services	$ 0	$ 0	$ 29
Refinor
Disclosure of transactions between related parties [line items]
Sales of goods and services	593	205	95
Oldelval
Disclosure of transactions between related parties [line items]
Sales of goods and services	6	6	2
Total related parties
Disclosure of transactions between related parties [line items]
Sales of goods and services	2,603	1,121	692
Transener
Disclosure of transactions between related parties [line items]
Sales of goods and services	20	48	32
TGS
Disclosure of transactions between related parties [line items]
Sales of goods and services	1,937	862	534
Greenwind
Disclosure of transactions between related parties [line items]
Sales of goods and services	12	0	0
SACDE
Disclosure of transactions between related parties [line items]
Sales of goods and services	$ 35	$ 0	$ 0